Debt - Summary of Long-term Debt (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Weighted-Average Interest Rate	0.00%
Long-term debt, Gross	$ 121,624	$ 64,916
Less: short-term debt		(45,184)
Less: deferred financing fees and debt discount	(5,895)	(3,386)
Total long-term debt	$ 115,729	16,346
2025 Convertible Notes [Member]
Debt Instrument [Line Items]
Weighted-Average Interest Rate	5.50%
Long-term debt, Gross	$ 75,000	0
Western Alliance revolving line of credit & term loan [Member
Debt Instrument [Line Items]
Weighted-Average Interest Rate	5.75%
Long-term debt, Gross	$ 34,300	44,300
Pinnacle term loan [Member]
Debt Instrument [Line Items]
Weighted-Average Interest Rate	0.00%
Long-term debt, Gross	$ 0	15,250
Convertible promissory notes [Member]
Debt Instrument [Line Items]
Weighted-Average Interest Rate	8.17%
Long-term debt, Gross	$ 7,167	5,366
PPP loan [Member]
Debt Instrument [Line Items]
Weighted-Average Interest Rate	1.00%
Long-term debt, Gross	$ 5,157	$ 0